Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents (Note 6)	$ 90,167,967	$ 14,324,371
Other assets (Note 7)	3,612,846	1,040,049
Financial assets at fair value through profit or loss (Notes 8 and 22)		137,926
Total current assets	93,780,813	15,502,346
NON-CURRENT ASSETS
Investment in associate company (Note 10)	494,728	0
Property, plant and equipment, net	34,979	13,387
Right-of-use assets	197,746	462,550
Intangible assets (Notes 11)	9,956	160
Other assets (Note 7)		103,307
Total non-current assets	737,409	579,404
TOTAL ASSETS	94,518,222	16,081,750
CURRENT LIABILITIES
Trade payables	3,116,786	2,319,558
Other payables (Notes 12 and 19)	2,817,909	4,280,409
Current borrowings (Notes 13 and 21)		2,900,971
Current borrowings from related parties (Notes 13, 21 and 23)		617,912
Lease liabilities – current (Note 21)	199,124	271,624
Financial liabilities at fair value through profit or loss (Notes 8 and 22)	223,352	267,000
Total current liabilities	6,357,171	10,657,474
NON-CURRENT LIABILITIES
Long-term borrowings (Notes 13 and 21)	30,857,308	15,183,421
Lease liabilities – non-current (Note 21)		281,149
Other non-current liabilities (Note 19)		111,990
Total non-current liabilities	30,857,308	15,576,560
TOTAL LIABILITIES	37,214,479	26,234,034
(DEFICIT)/EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY (Note 14)
Ordinary shares	63,019,962	61,826,237
Capital surplus	221,467,061	123,582,460
Accumulated deficit	(227,004,332)	(195,682,714)
Other reserves	(178,948)	(178,948)
Total (deficit)/equity attributable to stockholders of the Company	57,303,743	(10,452,965)
NON-CONTROLLING INTERESTS		300,681
Total (deficit)/equity	57,303,743	(10,152,284)
TOTAL LIABILITIES AND EQUITY	$ 94,518,222	$ 16,081,750